Business Acquisitions - Fair Value of Net Assets Acquired, Songa Eclipse (Details) - Songa Eclipse Ltd $ in Millions	Jan. 03, 2013 USD ($)
Fair value of net assets acquired:
Drilling units	$ 698
Unfavorable contract – Other current liabilities	(27)
Unfavorable contract – Other non-current liabilities	(81)
Net assets acquired	590
Fair value of consideration	$ 590